Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Income Taxes [Line Items]
Operating loss carryforwards	¥ 209,470
Tax credit carryforwards	3,822
Within 1 year
Income Taxes [Line Items]
Operating loss carryforwards	850
Tax credit carryforwards	560
1 to 5 years
Income Taxes [Line Items]
Operating loss carryforwards	4,835
Tax credit carryforwards	903
5 to 20 years
Income Taxes [Line Items]
Operating loss carryforwards	116,871
Indefinite periods
Income Taxes [Line Items]
Operating loss carryforwards	86,914
Tax credit carryforwards	589
5 to 15 years
Income Taxes [Line Items]
Tax credit carryforwards	¥ 1,770